Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [abstract]
Schedule of amortization of right-of-use assets
Years
Lease facilities	2 to 3
Motor vehicles	3

Schedule of useful life of the assets at annual rates

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Leased systems	15
Laboratory equipment	15
Computers	33
Office furniture and equipment	6 - 15
Leasehold improvements	(*)

(*)

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.